Short-term Borrowings and Long-term Borrowings - Maturities of long-term borrowings (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	¥ 86,779	¥ 242,281
2022	123,460	123,460
2023	62,628	62,628
2024	60,252	60,252
2025	59,370	59,550
2026 and thereafter	362,670	362,490
Total	¥ 755,159	¥ 910,661	¥ 342,101